Unearned Commissions (Details) - Schedule of movement in unearned commissions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of movement in unearned commissions [Abstract]
As at 1 January	$ 8,910		$ 8,010	$ 10,354
Commissions received	18,181		14,830	14,473
Commissions earned	(16,053)		(13,930)	(16,817)
As at 31 December	$ 11,038	[1]	$ 8,910	$ 8,010

[1]	The consolidated financial statements for the year ended 2020 have been restated as per note 2.